Investor A1 [Member] Average Annual Total Returns - Investor A1	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.39%	1.13%	[1]
Investor A1 Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.26%	1.08%	2.53%
Investor A1 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.16%	1.01%	2.44%
Investor A1 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.59%	1.39%	2.56%

[1]	The Customized Reference Benchmark commenced in September 2016 and therefore the Customized Reference Benchmark does not have a 10-year return.